Supplemental Information On Oil And Gas Exploration And Production Activities (Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Future cash flows	$ 954,833	$ 1,594,050	$ 1,479,295
Future development and abandonment costs	(159,113)	(306,810)	(301,651)
Future production costs	(147,024)	(295,383)	(305,814)
Future production taxes	(89,175)	(124,739)	(136,323)
Future income taxes	(114,867)	(229,649)	(159,171)
Future net cash flows	444,654	637,469	576,336
10% discount to reflect timing of cash flows	(96,013)	(260,788)	(260,849)
Standardized measure of discounted future net cash flows	$ 348,641	$ 376,681	$ 315,487